Movement of Allowance for Inventory Write-Downs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Balance at end of the year	$ 4,646	$ 1,985
Inventory Valuation Reserve
Schedule of Inventory [Line Items]
Balance at beginning of the year	1,985	4,690	2,373
Charge to expenses	3,142	10,504	2,186
Written-off	(549)	(13,690)
Exchange difference	68	481	131
Balance at end of the year	$ 4,646	$ 1,985	$ 4,690